Deferred income taxes and tax credit - Schedule of Deferred Tax Asset, Federal and State R&D Credits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Taxes [Line Items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	$ 21,735	$ 21,274
2026
Deferred Income Taxes [Line Items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	14	0
2036
Deferred Income Taxes [Line Items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	385	61
2037
Deferred Income Taxes [Line Items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	111	0
2038
Deferred Income Taxes [Line Items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	0	0
2039
Deferred Income Taxes [Line Items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	937	5,552
2040
Deferred Income Taxes [Line Items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	8,429	8,429
2041
Deferred Income Taxes [Line Items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	5,736	7,232
Tax Expiry Year - 2042
Deferred Income Taxes [Line Items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	$ 6,123	$ 0